Net (Loss) Income Per Share	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
NET (LOSS) INCOME PER SHARE
15.	NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	Year ended March 31,
	2019	2020	2021
	$	$	$
Net (loss) income attributable to Highway Holdings
Limited’s shareholders, basic and diluted	(630)	686	(461)
Shares:
Weighted average common shares used in computing basic net (loss) income per share	3,801,874	3,909,976	4,006,400
Net (loss) income per share, basic	(0.17)	0.18	(0.12)

There were no dilutive securities for the year ended March 31, 2019.

For the year ended March 31, 2020, stock options to purchase 385,000 shares of the Company’s stock were excluded from the EPS calculation, as their effects were anti-dilutive.

For the year ended March 31, 2021, stock options to purchase 365,000 shares of the Company’s stock were excluded from the EPS calculation, as their effects were anti-dilutive.